Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended			5 Months Ended			6 Months Ended				7 Months Ended
	Jan. 30, 2019	Jan. 30, 2018	Feb. 28, 2019	Feb. 28, 2018	Jun. 30, 2019	Jun. 30, 2018	Apr. 30, 2019	May 10, 2018	Apr. 30, 2018	May 30, 2019	May 29, 2019	May 29, 2018	Jun. 30, 2019	Jun. 28, 2019	Jun. 30, 2018	Jun. 28, 2018	Aug. 08, 2018	Dec. 31, 2018	Apr. 05, 2017
Net proceeds from sale of treasury stock													$ 0		$ 3,571
Preferred Shares - par value					$ 1								$ 1					$ 1
Deemed dividend on Series B preferred shares					$ (2,750)	$ 0							$ (2,750)		0
Net proceeds from issuance of preferred shares													$ 0		$ 130,553
Cash dividends paid, per share								$ 0.05		$ 0.05							$ 0.05
Date declared								Mar. 12, 2018		Mar. 29, 2019							Jun. 15, 2018
Common stock - Dividends declared															$ 0.05
Tsakos Energy Navigation LTD
Percentage of ownership in Mare Success S.A					51.00%								51.00%
Increase in paid-in capital					$ 10,408
Polaris Oil Shipping Inc. (Polaris)
Percentage of ownership in Mare Success S.A					49.00%								49.00%
Increase in paid-in capital					$ 10,000
Mare Success S.A.
Increase in paid-in capital					$ 20,408
8.00% Series B Preferred Shares
Preferred Shares - shares issued																		2,000,000
Series B Redeemable preferred shares, shares														2,000,000
Deemed dividend on Series B preferred shares													$ (2,750)
Preferred stock dividend rate percentage													8.00%
Redemption price														$ 25
Preferred stock - dividend paid	$ 0.5	$ 0.5					$ 0.5		$ 0.5					$ 0.5
Dividends paid on preferred shares													$ 2,000		$ 2,000
8.875% Series C Preferred Shares
Preferred Shares - shares issued					2,000,000								2,000,000					2,000,000
Preferred stock dividend rate percentage													8.875%
Preferred stock - dividend paid	0.55469	$ 0.55469					0.55469		$ 0.55469
Dividends paid on preferred shares													$ 2,218		2,219
8.75% Series D Preferred Shares
Preferred Shares - shares issued					3,424,803								3,424,803					3,424,803
Preferred stock dividend rate percentage													8.75%
Preferred stock - dividend paid			$ 0.54687	$ 0.54687							$ 0.54687	$ 0.54687
Dividends paid on preferred shares													$ 3,746		3,746
Series E Preferred Shares
Preferred Shares - shares issued					4,600,000								4,600,000					4,600,000	4,600,000
Preferred Shares - par value																			$ 1
Preferred stock - dividend paid			$ 0.57812								$ 0.57812
Dividends paid on preferred shares													$ 5,319		$ 5,319
9.50% Series F Preferred Shares
Preferred Shares - shares issued					6,000,000								6,000,000			5,400,000		6,000,000
Preferred Shares - par value																$ 1
Liquidation preference, per share																$ 25
Net proceeds from issuance of preferred shares																$ 130,553
Preferred stock dividend rate percentage													9.50%
Preferred stock - dividend paid	$ 0.59375						$ 0.59375
Dividends paid on preferred shares													$ 7,125
Treasury stock | Common Shares
Sale of Shares, shares													267,877		1,016,870
Net proceeds from sale of treasury stock													$ 871		$ 3,571
Prior to July 30, 2028 | 9.50% Series F Preferred Shares
Preferred stock dividend rate percentage													9.50%
From and including July 30, 2028 | 9.50% Series F Preferred Shares
Preferred stock dividend payment rate													three-month LIBOR plus a spread of 6.54%